STATUTORY RESERVES AND RESTRICTED NET ASSETS (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Percentage of annual appropriation after tax income to reserve fund	10.00%
Percentage of annual appropriation after tax income to development fund	25.00%
Percentage of appropriations to statutory surplus reserve	50.00%
Appropriations to statutory surplus reserve	¥ 0	¥ 0	¥ 0
Appropriations to development fund	0	0	¥ 17,132
Restricted paid-in capital	682,000	477,816
Restricted additional paid-in capital	124,151	13,760
Restricted statutory reserve	2,396	112
Restricted retained earnings	853,039	471,703
Restricted net assets	¥ 1,661,586	¥ 963,391